Provisions and other liabilities - Summary of Jubilee Provisions (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Total other provisions	€ 17,743	€ 381
Jubilee provision
Disclosure of other provisions [line items]
Other current provisions	0	0
Other non-current provisions	26	73
Total other provisions	26	73
Defined benefit provision
Disclosure of other provisions [line items]
Other current provisions	0	0
Other non-current provisions	449	0
Total other provisions	449	0
Restructuring provision
Disclosure of other provisions [line items]
Other current provisions	144	248	€ 364
Other non-current provisions	0	0	59
Total other provisions	144	248	€ 423
Warranty provision
Disclosure of other provisions [line items]
Other current provisions	273	0
Other non-current provisions	0	0
Total other provisions	273	0
Share-based payment provision
Disclosure of other provisions [line items]
Other current provisions	16,806	0
Other non-current provisions	0	0
Total other provisions	16,806	0
Other provisions
Disclosure of other provisions [line items]
Other current provisions	0	0
Other non-current provisions	45	60
Total other provisions	45	60
Total provisions and other liabilities
Disclosure of other provisions [line items]
Other current provisions	17,223	248
Other non-current provisions	€ 520	€ 133